Investment Portfolioas of February 29, 2024 (Unaudited)
DWS Floating Rate Fund
	Principal Amount ($)	Value ($)

Loan Participations and Assignments 89.4%
Senior Loans (a)
Communication Services 5.5%
ABG Intermediate Holdings 2 LLC, Term Loan B1, 30-day average SOFR + 3.5%, 8.926%, 12/21/2028	743,151	745,882
Altice Financing SA, Term Loan, 90-day average SOFR + 5.0%, 10.314%, 10/31/2027	378,705	378,309
Altice France SA:
Term Loan B13, 3-month USD-LIBOR + 4.0%, 9.569%, 8/14/2026	196,992	193,217
Term Loan B14, 90-day average SOFR + 5.5%, 10.814%, 8/15/2028	360,161	333,149
CCI Buyer, Inc., Term Loan, 90-day average SOFR + 4.0%, 9.348%, 12/17/2027	418,175	416,090
Clear Channel Outdoor Holdings, Inc., Term Loan B, 90-day average SOFR + 3.5%, 9.074%, 8/21/2026	725,848	724,538
Delta TopCo, Inc.:
Second Lien Term Loan, 12/1/2028 (b)	131,044	131,372
Term Loan B, 180-day average SOFR + 3.75%, 9.121%, 12/1/2027	620,140	620,332
DirecTV Financing LLC, Term Loan, 30-day average SOFR + 5.25%, 10.83%, 8/2/2029	473,245	473,172
Frontier Communications Corp., First Lien Term Loan, 30-day average SOFR + 3.75%, 9.191%, 10/8/2027	74,808	74,634
Gen Digital, Inc., Term Loan B, 30-day average SOFR + 2.0%, 7.426%, 9/12/2029	200,265	200,001
NEP Group, Inc., Term Loan B, 30-day average SOFR + 3.25%, 8.691%, 8/19/2026 (PIK)	242,149	233,270
Northwest Fiber LLC, Term Loan, 30-day average SOFR + 3.75%, 9.185%, 4/30/2027	269,550	269,681
Outfront Media Capital LLC, Term Loan B, 30-day average SOFR + 1.75%, 7.076%, 11/18/2026	230,000	229,396
Sinclair Television Group, Inc., Term Loan B2B, 30-day average SOFR + 2.5%, 7.941%, 9/30/2026	200,000	192,375
Telesat Canada, Term Loan B5, 90-day average SOFR + 2.75%, 8.355%, 12/7/2026	139,537	83,984
Virgin Media Bristol LLC:
Term Loan N, 30-day average SOFR + 2.5%, 7.932%, 1/31/2028	412,877	409,640
Term Loan Y, 180-day average SOFR + 3.25%, 8.79%, 3/31/2031	250,000	248,783
Zacapa S.a.r.l., Term Loan, 90-day average SOFR + 4.0%, 9.348%, 3/22/2029	442,125	441,970
Zayo Group Holdings, Inc., Term Loan, 30-day average SOFR + 3.0%, 8.441%, 3/9/2027	399,869	361,048
Ziggo Financing Partnership, Term Loan I, 30-day average SOFR + 2.5%, 7.932%, 4/30/2028	227,143	223,891
		6,984,734
Consumer Discretionary 14.1%
Adient U.S. LLC, Term Loan B2, 30-day average SOFR + 2.75%, 8.076%, 1/31/2031	125,412	125,727
Aimbridge Acquisition Co., Inc., Term Loan B, 30-day average SOFR + 3.75%, 9.191%, 2/2/2026	641,467	615,006
Amer Sports Co., Term Loan, 90-day average SOFR + 3.25%, 8.576%, 2/7/2031	250,000	250,000
Bally's Corp., Term Loan B, 90-day average SOFR + 3.25%, 8.829%, 10/2/2028	198,481	188,992
BCPE Empire Holdings, Inc., Term Loan, 12/11/2028 (b)	250,000	250,329
Carnival Corp., Term Loan B, 30-day average SOFR + 3.25%, 8.691%, 10/18/2028	582,336	583,975
CNT Holdings I Corp., Term Loan, 90-day average SOFR + 3.5%, 8.817%, 11/8/2027	418,716	419,007
Corporation Service Co., Term Loan B, 30-day average SOFR + 2.75%, 8.076%, 11/2/2029	239,176	239,550
CSC Holdings LLC, Term Loan B6, 30-day average SOFR + 4.5%, 9.818%, 1/18/2028	335,354	326,970

CWGS Group LLC, Term Loan B, 30-day average SOFR + 2.5%, 7.935% - 7.941%, 6/3/2028	279,594	273,521
Driven Holdings LLC, Term Loan B, 30-day average SOFR + 3.0%, 8.441%, 12/17/2028	109,622	108,846
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, 30-day average SOFR + 3.25%, 8.691%, 11/24/2028	120,000	119,869
Fertitta Entertainment LLC, Term Loan B, 30-day average SOFR + 4.0%, 9.326%, 1/27/2029	679,536	680,874
First Brands Group LLC:
Term Loan, 90-day average SOFR + 5.0%, 10.574%, 3/30/2027	669,978	672,307
Second Lien Term Loan, 90-day average SOFR + 8.5%, 14.074%, 3/30/2028	543,950	539,530
Flutter Financing B.V., Term Loan B, 90-day average SOFR + 2.25%, 7.698%, 11/25/2030	975,000	972,665
Great Outdoors Group LLC, Term Loan B1, 30-day average SOFR + 3.75%, 9.191%, 3/6/2028	670,287	671,604
Harbor Freight Tools U.S.A., Inc., Term Loan B, 30-day average SOFR + 2.75%, 8.191%, 10/19/2027	577,679	574,464
IRB Holding Corp., Term Loan B, 30-day average SOFR + 2.75%, 8.176%, 12/15/2027	981,874	981,909
J&J Ventures Gaming LLC, Term Loan, 90-day average SOFR + 4.0%, 9.61%, 4/26/2028	430,100	422,459
Les Schwab Tire Centers, Term Loan B, 30-day average SOFR + 3.25%, 8.688%, 11/2/2027	489,899	490,205
Life Time Fitness, Inc., First Lien Term Loan B, 90-day average SOFR + 4.25%, 9.824%, 1/15/2026	37,092	37,378
Mavis Tire Express Services Corp., Term Loan B, 30-day average SOFR + 3.75%, 9.076%, 5/4/2028	429,000	429,942
MH Sub I LLC, Term Loan, 30-day average SOFR + 4.25%, 9.576%, 5/3/2028	760,719	749,403
PAI Holdco, Inc., Term Loan B, 90-day average SOFR + 3.75%, 9.324%, 10/28/2027	213,950	203,520
Playa Resorts Holding B.V., Term Loan B, 30-day average SOFR + 3.25%, 8.57%, 1/5/2029	524,077	524,897
Playtika Holding Corp., Term Loan, 30-day average SOFR + 2.75%, 8.191%, 3/13/2028	198,945	198,783
RealTruck Group, Inc., Term Loan B, 30-day average SOFR + 3.5%, 8.941%, 1/31/2028	508,731	500,752
Rent-A-Center, Inc., First Lien Term Loan B, 90-day average SOFR + 3.25%, 9.119%, 2/17/2028	365,480	365,862
Scientific Games Holdings LP, Term Loan B, 90-day average SOFR + 3.25%, 8.58%, 4/4/2029	1,022,594	1,021,592
Spin Holdco, Inc., Term Loan, 3/4/2028 (b)	541,878	494,366
Springs Windows Fashions LLC, Term Loan B, 10/6/2028 (b)	300,000	272,625
SRS Distribution, Inc., Term Loan B, 30-day average SOFR + 3.5%, 8.941%, 6/2/2028	689,153	689,153
Staples, Inc., 7 Year Term Loan, 1-month USD-LIBOR + 5.0%, 10.443%, 4/16/2026	538,334	526,596
Sweetwater Borrower LLC, Term Loan B, 30-day average SOFR + 4.25%, 9.691%, 8/7/2028	382,048	381,093
Topgolf Callaway Brands Corp., Term Loan B, 30-day average SOFR + 3.5%, 8.926%, 3/15/2030	248,125	248,526
Travelport Finance (Luxembourg) S.a.r.l., Term Loan, 90-day average SOFR + 7.0%, 13.61%, 9/30/2028 (PIK)	172,733	163,137
Univision Communications, Inc., First Lien Term Loan B, 30-day average SOFR + 3.25%, 8.691%, 3/15/2026	891,745	892,079
Varsity Brands, Inc., Term Loan, 30-day average SOFR + 5.0%, 10.441%, 12/15/2026	222,750	223,099
Windsor Holdings III LLC, Term Loan B, 30-day average SOFR + 4.5%, 9.824%, 8/1/2030	448,875	450,208
		17,880,820
Consumer Staples 2.9%
8th Avenue Food & Provisions, Inc., First Lien Term Loan, 10/1/2025 (b)	300,000	296,730
Arterra Wines Canada, Inc., Term Loan, 90-day average SOFR + 3.5%, 9.11%, 11/24/2027	417,100	377,505
B&G Foods, Inc., Term Loan B4, 10/10/2026 (b)	179,582	179,235
Chobani LLC, Term Loan, 30-day average SOFR + 3.75%, 9.068%, 10/25/2027	200,000	200,594
Kingpin Intermediate Holdings LLC, Term Loan B, 30-day average SOFR + 3.5%, 8.826%, 2/8/2028	199,000	199,000

Kronos Acquisition Holdings, Inc., Term Loan B, 90-day average SOFR + 3.75%, 9.36%, 12/22/2026	540,261	541,349
Naked Juice LLC, Term Loan, 90-day average SOFR + 3.25%, 8.698%, 1/24/2029	505,804	477,984
Ozark Holdings LLC, Term Loan B, 30-day average SOFR + 3.75%, 9.191%, 12/16/2027	230,288	224,531
Sovos Brands Intermediate, Inc., Term Loan, 90-day average SOFR + 3.5%, 9.074%, 6/8/2028	364,745	365,462
TKC Holdings, Inc., Term Loan, 30-day average SOFR + 5.5%, 10.941%, 5/15/2028	358,697	350,571
Triton Water Holdings, Inc., Term Loan, 90-day average SOFR + 3.25%, 8.86%, 3/31/2028	487,501	479,884
		3,692,845
Energy 5.1%
AL GCX Holdings LLC, Term Loan B, 30-day average SOFR + 3.25%, 8.572%, 5/17/2029	473,624	474,735
AL NGPL Holdings LLC, Term Loan B, 90-day average SOFR + 3.5%, 8.829%, 4/13/2028	244,926	245,488
BCP Renaissance Parent LLC, Term Loan B, 90-day average SOFR + 3.5%, 8.871%, 10/31/2028	490,435	491,585
BIP PipeCo Holdings LLC, Term Loan B, 90-day average SOFR + 3.25%, 8.58%, 12/6/2030	600,000	600,189
Brazos Delaware II LLC, Term Loan B, 30-day average SOFR + 3.75%, 9.07%, 2/11/2030	282,000	282,110
Buckeye Partners LP, Term Loan B, 30-day average SOFR + 2.5%, 7.826%, 11/22/2030	500,000	500,938
CQP Holdco LP, Fourth Amendment Term Loan, 90-day average SOFR + 3.0%, 8.348%, 12/31/2030	390,072	390,409
Freeport LNG Investments LLLP, Term Loan B, 90-day average SOFR + 3.5%, 9.079%, 12/21/2028	665,599	660,714
Gulf Finance LLC, Term Loan, 30-day average SOFR + 6.75%, 12.186% - 12.191%, 8/25/2026	384,810	385,091
Medallion Midland Acquisition LLC, Term Loan, 90-day average SOFR + 3.5%, 8.864%, 10/18/2028	173,962	174,288
NorthRiver Midstream Finance LP, Term Loan B, 90-day average SOFR + 3.0%, 8.33%, 8/16/2030	248,750	249,078
Oryx Midstream Services Permian Basin LLC, Term Loan B, 30-day average SOFR + 3.0%, 8.437%, 10/5/2028	790,422	790,750
Parkway Generation LLC:
Term Loan B, 90-day average SOFR + 4.75%, 10.324%, 2/18/2029	303,888	302,406
Term Loan C, 90-day average SOFR + 4.75%, 10.324%, 2/18/2029	40,713	40,515
Prairie ECI Acquiror LP, Term Loan, 2/22/2029 (b)	250,000	248,516
TerraForm Power Operating LLC, Term Loan B, 90-day average SOFR + 2.5%, 7.948%, 5/21/2029	227,387	226,215
TransMontaigne Operating Co. LP, Term Loan B, 30-day average SOFR + 3.5%, 8.941%, 11/17/2028	465,500	461,925
		6,524,952
Financials 8.7%
Acrisure LLC, Term Loan B, 1-month USD-LIBOR + 3.5%, 8.941%, 2/15/2027	710,601	710,768
Advisor Group, Inc., Term Loan B, 30-day average SOFR + 4.5%, 9.826%, 8/17/2028	871,649	872,795
AmWINS Group, Inc., Term Loan B, 30-day average SOFR + 2.75%, 8.191%, 2/19/2028	169,290	169,486
Amynta Agency Borrower, Inc., First Lien Term Loan B, 30-day average SOFR + 4.25%, 9.576%, 2/28/2028	298,502	299,062
AqGen Island Holdings, Inc., Term Loan, 30-day average SOFR + 3.5%, 8.941%, 8/2/2028	100,000	99,475
AssuredPartners, Inc., Term Loan B, 30-day average SOFR + 3.5%, 8.941%, 2/12/2027	679,282	680,555
Broadstreet Partners, Inc.:
Term Loan B, 30-day average SOFR + 3.0%, 8.441%, 1/27/2027	345,026	345,045
Term Loan B3, 30-day average SOFR + 3.75%, 9.076%, 1/27/2029	499,375	500,181

Cushman & Wakefield U.S. Borrower LLC:
Term Loan, 30-day average SOFR + 3.25%, 8.676%, 1/31/2030	273,941	271,544
Term Loan B, 30-day average SOFR + 4.0%, 9.326%, 1/31/2030	111,872	111,872
Deerfield Dakota Holding LLC, Term Loan B, 90-day average SOFR + 3.75%, 9.098%, 4/9/2027	387,176	383,141
Edelman Financial Center LLC:
Term Loan B, 30-day average SOFR + 3.5%, 8.941%, 4/7/2028	453,618	452,810
Second Lien Term Loan, 30-day average SOFR + 6.75%, 12.191%, 7/20/2026	680,642	683,691
First Eagle Holdings, Inc., Term Loan B, 90-day average SOFR + 2.5%, 7.948%, 2/1/2027	500,000	499,143
Focus Financial Partners LLC, Term Loan B7, 30-day average SOFR + 2.75%, 8.076%, 6/30/2028	527,387	524,751
HUB International Ltd., Term Loan B, 90-day average SOFR + 3.25%, 8.574%, 6/20/2030	426,680	426,702
ION Trading Finance Ltd., Term Loan, 90-day average SOFR + 4.75%, 10.198%, 4/3/2028	243,750	242,641
NEXUS Buyer LLC:
Term Loan B, 30-day average SOFR + 3.75%, 9.176%, 11/9/2026	225,510	222,362
Term Loan B2, 30-day average SOFR + 4.5%, 9.826%, 12/13/2028	900,000	891,000
Second Lien Term Loan, 30-day average SOFR + 6.25%, 11.676%, 11/5/2029	278,770	274,763
Nuvei Technologies Corp., Term Loan, 12/19/2030 (b)	500,000	501,018
Sedgwick Claims Management Services, Inc., Term Loan B, 30-day average SOFR + 3.75%, 9.076%, 2/24/2028	926,628	929,051
USI, Inc.:
Term Loan B, 90-day average SOFR + 3.0%, 8.348%, 11/22/2029	249,375	249,576
Acquisition Term Loan, 90-day average SOFR + 3.25%, 8.598%, 9/27/2030	199,500	199,765
VFH Parent LLC, Term Loan B, 30-day average SOFR + 3.0%, 8.426%, 1/13/2029	479,722	480,322
		11,021,519
Health Care 7.1%
Amneal Pharmaceuticals LLC, Term Loan B, 30-day average SOFR + 5.5%, 10.826%, 5/4/2028	828,732	828,040
Bausch & Lomb Corp., Term Loan, 30-day average SOFR + 3.25%, 8.671%, 5/10/2027	495,349	491,401
Bracket Intermediate Holding Corp., Term Loan, 90-day average SOFR + 5.0%, 10.448%, 5/8/2028	248,750	249,010
CHG Healthcare Services, Inc., Term Loan, 30-day average SOFR + 3.25%, 8.691%, 9/29/2028	219,938	219,856
Embecta Corp., Term Loan B, 30-day average SOFR + 3.0%, 8.326%, 3/30/2029	284,071	260,192
eResearchTechnology, Inc., First Lien Term Loan, 30-day average SOFR + 4.5%, 9.941%, 2/4/2027	418,086	419,106
Fortrea Holdings, Inc., Term Loan B, 30-day average SOFR + 3.75%, 9.076%, 7/1/2030	248,750	249,496
Gainwell Acquisition Corp., Term Loan B, 90-day average SOFR + 4.0%, 9.448%, 10/1/2027	1,055,612	1,012,068
Grifols Worldwide Operations U.S.A., Inc., Term Loan B, 30-day average SOFR + 2.0%, 7.426%, 11/15/2027	231,071	227,056
Jazz Financing Lux S.a.r.l., Term Loan B, 30-day average SOFR + 3.0%, 8.441%, 5/5/2028	245,160	245,773
LifePoint Health, Inc., Term Loan B, 90-day average SOFR + 5.5%, 11.087%, 11/16/2028	576,928	578,053
Medical Solutions Holdings, Inc., First Lien Term Loan, 30-day average SOFR + 3.25%, 8.676%, 11/1/2028	221,243	191,099
Medline Borrower LP, Term Loan B, 30-day average SOFR + 3.0%, 8.441%, 10/23/2028	1,033,354	1,034,646
National Mentor Holdings, Inc.:
Term Loan, 30-day average SOFR + 3.75%, 90-day average SOFR + 3.75%, 9.176% - 9.198%, 3/2/2028	217,469	203,515
Term Loan C, 90-day average SOFR + 3.75%, 9.198%, 3/2/2028	6,413	6,002
One Call Corp., Term Loan, 4/22/2027 (b)	100,000	93,250
Owens & Minor, Inc., Term Loan B, 30-day average SOFR + 3.75%, 90-day average SOFR + 3.75%, 9.176% - 9.198%, 3/29/2029	301,583	303,186

Pacific Dental Services, Inc., Term Loan, 30-day average SOFR + 3.5%, 8.941%, 5/5/2028	99,490	99,630
Select Medical Corp., Term Loan B1, 30-day average SOFR + 3.0%, 8.326%, 3/6/2027	95,979	96,040
Sotera Health Holdings LLC, Term Loan, 30-day average SOFR + 2.75%, 8.191%, 12/11/2026	435,000	434,184
Star Parent, Inc., Term Loan B, 90-day average SOFR + 4.0%, 9.348%, 9/27/2030	800,000	791,004
Surgery Center Holdings, Inc., Term Loan, 30-day average SOFR + 3.5%, 8.82%, 12/19/2030	500,220	501,853
U.S. Anesthesia Partners, Inc., Term Loan, 30-day average SOFR + 4.25%, 9.693%, 10/1/2028	439,875	423,998
		8,958,458
Industrials 17.1%
AI Aqua Merger Sub, Inc., First Lien Term Loan B, 30-day average SOFR + 3.75%, 9.08%, 7/31/2028	710,532	709,460
Allied Universal Holdco LLC, Term Loan B, 30-day average SOFR + 3.75%, 9.176%, 5/12/2028	232,438	231,803
Amentum Government Services Holdings LLC, Term Loan B, 30-day average SOFR + 4.0%, 9.441%, 1/29/2027	636,900	638,228
American Airlines, Inc., First Lien Term Loan, 90-day average SOFR + 1.75%, 7.317%, 1/29/2027	643,299	638,271
Arches Buyer, Inc., Term Loan B, 30-day average SOFR + 3.25%, 8.676%, 12/6/2027	940,366	903,414
Asurion LLC:
Second Lien Term Loan B4, 1/20/2029 (b)	150,000	141,879
Term Loan B9, 30-day average SOFR + 3.25%, 8.691%, 7/31/2027	490,431	483,687
Term Loan B10, 30-day average SOFR + 4.0%, 9.426%, 8/19/2028	386,253	383,893
Second Lien Term Loan B3, 30-day average SOFR + 5.25%, 10.691%, 1/31/2028	500,000	478,750
AVSC Holding Corp.:
Term Loan B1, 30-day average SOFR + 3.25%, 8.571%, 3/3/2025 (PIK)	373,425	369,484
Term Loan B2, 30-day average SOFR + 5.5%, 10.821%, 10/15/2026 (PIK)	200,183	197,884
AZZ, Inc., Term Loan B, 30-day average SOFR + 3.75%, 9.076%, 5/13/2029	301,616	302,277
Bingo Industries Ltd., Term Loan, 90-day average SOFR + 3.5%, 9.11%, 7/14/2028	430,100	414,616
Brown Group Holding LLC:
Term Loan B, 30-day average SOFR + 2.75%, 8.176%, 6/7/2028	550,117	548,709
Term Loan B2, 30-day average SOFR + 3.0%, 90-day average SOFR + 3.0%, 8.326% - 8.383%, 7/2/2029	387,504	387,529
Covanta Holding Corp.:
Term Loan B, 30-day average SOFR + 2.5%, 7.826%, 11/30/2028	458,748	457,117
Term Loan C, 30-day average SOFR + 2.5%, 7.826%, 11/30/2028	35,428	35,303
CP Atlas Buyer, Inc., Term Loan B, 30-day average SOFR + 3.75%, 9.176%, 11/23/2027	270,223	267,029
Crosby U.S. Acquisition Corp., Term Loan B, 90-day average SOFR + 4.0%, 9.307%, 8/12/2029	400,000	402,168
Dynasty Acquisition Co., Inc.:
Term Loan B1, 30-day average SOFR + 4.0%, 9.326%, 8/24/2028	633,521	635,562
Term Loan B2, 30-day average SOFR + 4.0%, 9.326%, 8/24/2028	271,509	272,384
Employbridge Holding Co., Term Loan B, 90-day average SOFR + 4.75%, 10.343% - 10.345%, 7/19/2028	100,000	86,590
Emrld Borrower LP, Term Loan B, 90-day average SOFR + 2.5%, 7.79%, 5/31/2030	92,553	92,460
Engineered Machinery Holdings, Inc., Second Lien Term Loan, 90-day average SOFR + 6.5%, 12.11%, 5/21/2029 (c)	750,000	736,875
Filtration Group Corp., Term Loan, 30-day average SOFR + 4.25%, 9.691%, 10/21/2028	573,867	575,069
Garda World Security Corp., Term Loan B, 90-day average SOFR + 4.25%, 9.625%, 2/1/2029	635,535	636,444
Hillman Group, Inc., Term Loan B1, 30-day average SOFR + 2.75%, 8.191%, 7/14/2028	275,996	276,069
Kenan Advantage Group, Inc., Term Loan B3, 30-day average SOFR + 3.75%, 9.076%, 1/25/2029	873,361	872,658
LaserShip, Inc., Term Loan, 90-day average SOFR + 4.5%, 10.396%, 5/7/2028	700,000	657,125
Madison IAQ LLC, Term Loan, 30-day average SOFR + 3.25%, 8.685%, 6/21/2028	344,937	344,166

Mileage Plus Holdings LLC, Term Loan B, 90-day average SOFR + 5.25%, 10.77%, 6/21/2027	298,781	308,152
Nielsen Consumer, Inc., Fifth Amendment Term Loan, 30-day average SOFR + 6.25%, 11.576%, 3/6/2028	227,855	225,633
Peraton Corp.:
Term Loan B, 30-day average SOFR + 3.75%, 9.176%, 2/1/2028	1,242,158	1,245,002
Second Lien Term Loan B1, 90-day average SOFR + 7.75%, 13.176%, 2/1/2029	314,579	315,299
PUG LLC, Term Loan, 30-day average SOFR + 3.5%, 8.941%, 2/12/2027	630,659	621,309
Rand Parent LLC, Term Loan B, 90-day average SOFR + 4.25%, 9.598%, 3/17/2030	388,068	388,159
Sabre GLBL, Inc., First Lien Term Loan B, 30-day average SOFR + 5.0%, 10.426%, 6/30/2028	127,501	110,182
Signal Parent, Inc., Term Loan B, 4/3/2028 (b)	100,000	94,875
Solis IV B.V., Term Loan B1, 90-day average SOFR + 3.5%, 8.824%, 2/26/2029	592,116	586,506
Spirit Aerosystems, Inc., Term Loan, 90-day average SOFR + 4.25%, 9.563%, 1/15/2027	148,125	148,403
Titan Acquisition Ltd., Term Loan B, 30-day average SOFR + 3.0%, 8.441%, 3/28/2025	782,941	775,601
TransDigm, Inc.:
Term Loan H, 90-day average SOFR + 3.25%, 8.598%, 2/22/2027	633,064	635,299
Term Loan I, 90-day average SOFR + 3.25%, 8.598%, 8/24/2028	1,007,136	1,010,243
Term Loan J, 90-day average SOFR + 3.25%, 8.598%, 2/14/2031	125,000	125,589
Verscend Holding Corp., Term Loan B, 30-day average SOFR + 4.0%, 9.441%, 8/27/2025	732,646	734,097
Vertex Aerospace Services Corp., First Lien Term Loan, 30-day average SOFR + 3.25%, 8.676%, 12/6/2028	147,433	147,668
Vertical U.S. Newco, Inc., Term Loan B, 180-day average SOFR + 3.5%, 9.081%, 7/30/2027	545,141	546,597
WIN Waste Innovations Holdings, Inc., Term Loan B, 30-day average SOFR + 2.75%, 8.191%, 3/24/2028	600,000	551,703
		21,747,220
Information Technology 14.6%
Applied Systems, Inc.:
Second Lien Term Loan, 9/17/2027 (b)	100,000	102,708
First Lien Term Loan, 2/7/2031 (b)	250,000	251,224
Athenahealth Group, Inc., Term Loan B, 30-day average SOFR + 3.25%, 8.576%, 2/15/2029	1,196,962	1,189,666
Banff Merger Sub, Inc., Term Loan, 30-day average SOFR + 4.25%, 9.579%, 12/29/2028	899,955	903,947
Camelot U.S. Acquisition LLC, Term Loan B, 30-day average SOFR + 2.75%, 8.076%, 1/25/2031	1,586,769	1,583,794
Central Parent, Inc., Term Loan B, 90-day average SOFR + 4.0%, 9.348%, 7/6/2029	200,000	200,692
Cloud Software Group, Inc., Term Loan B, 90-day average SOFR + 4.5%, 9.948%, 3/30/2029	1,191,721	1,183,093
CommerceHub, Inc., Term Loan B, 90-day average SOFR + 4.0%, 9.476%, 12/29/2027	202,893	194,706
CoreLogic, Inc., Term Loan, 30-day average SOFR + 3.5%, 8.941%, 6/2/2028	346,456	338,255
Cornerstone OnDemand, Inc., Term Loan, 30-day average SOFR + 3.75%, 9.191%, 10/16/2028	461,775	450,522
Cotiviti Corp., Term Loan, 2/21/2031 (b)	1,000,000	997,500
Cvent, Inc., Term Loan B, 90-day average SOFR + 3.75%, 9.098%, 6/17/2030	249,519	249,051
Dun & Bradstreet Corp., Term Loan B, 30-day average SOFR + 2.75%, 8.074%, 1/18/2029	769,000	768,135
ECI Macola Max Holdings LLC, Term Loan, 90-day average SOFR + 3.75%, 9.36%, 11/9/2027	208,602	208,891
Endure Digital, Inc., Term Loan, 90-day average SOFR + 3.5%, 9.422%, 2/10/2028	919,250	902,014
GTCR W Merger Sub LLC, Term Loan B, 1/31/2031 (b)	750,000	753,750
Idera, Inc., Term Loan, 90-day average SOFR + 3.75%, 9.206%, 3/2/2028	211,519	210,726
I-Logic Technologies Bidco Ltd., Term Loan B, 90-day average SOFR + 4.0%, 9.498%, 2/16/2028	294,531	292,783
Imagine Learning LLC, Term Loan, 30-day average SOFR + 3.5%, 8.941%, 12/21/2029	208,550	208,551

Ivanti Software, Inc.:
Term Loan B, 90-day average SOFR + 4.0%, 9.591%, 12/1/2027	558,558	522,350
Term Loan B, 90-day average SOFR + 4.25%, 9.839%, 12/1/2027	420,363	393,794
McAfee LLC, Term Loan B, 30-day average SOFR + 3.75%, 9.178%, 3/1/2029	964,875	962,805
Mitchell International, Inc., Term Loan B, 30-day average SOFR + 3.75%, 9.191%, 10/15/2028	638,625	636,489
Neptune Bidco U.S., Inc., Term Loan B, 90-day average SOFR + 5.0%, 10.423%, 4/11/2029	310,746	286,000
Polaris Newco LLC, Term Loan B, 90-day average SOFR + 4.0%, 9.574%, 6/2/2028	413,348	405,573
Presidio Holdings, Inc., Term Loan B, 30-day average SOFR + 3.5%, 90-day average SOFR + 3.5%, 8.913% - 8.926%, 1/22/2027	80,635	80,904
Project Alpha Intermediate Holding, Inc., First Lien Term Loan B, 90-day average SOFR + 4.75%, 10.063%, 10/28/2030	200,000	200,805
Proofpoint, Inc., First Lien Term Loan, 30-day average SOFR + 3.25%, 8.691%, 8/31/2028	275,378	275,263
Quest Software U.S. Holdings, Inc., Term Loan, 90-day average SOFR + 4.25%, 9.713%, 2/1/2029	449,367	357,869
Red Planet Borrower LLC, Term Loan B, 10/2/2028 (b)	250,000	244,740
Severin Acquisition LLC, Term Loan B, 90-day average SOFR + 3.25%, 8.563%, 8/1/2027	263	263
Skopima Merger Sub, Inc., Term Loan B, 30-day average SOFR + 4.0%, 9.441%, 5/12/2028	138,717	138,234
Sorenson Communications LLC, Term Loan, 30-day average SOFR + 5.5%, 10.941%, 3/17/2026	157,688	159,146
Ultimate Software Group, Inc.:
Term Loan B, 90-day average SOFR + 3.5%, 8.814%, 2/10/2031	770,410	772,336
Second Lien Term Loan, 90-day average SOFR + 5.25%, 10.68%, 5/3/2027	87,535	88,602
Verifone Systems, Inc., First Lien Term Loan, 90-day average SOFR + 4.0%, 9.585%, 8/20/2025	189,606	165,906
ViaSat, Inc., Term Loan, 30-day average SOFR + 4.5%, 9.826%, 3/2/2029	643,250	633,302
Vision Solutions, Inc., Term Loan, 90-day average SOFR + 4.0%, 9.586%, 4/24/2028	748,087	744,159
VS Buyer LLC, Term Loan B, 30-day average SOFR + 3.25%, 8.676%, 2/28/2027	248,707	248,967
Xperi Corp., Term Loan B, 30-day average SOFR + 3.5%, 8.941%, 6/8/2028	243,390	243,390
		18,550,905
Materials 10.7%
Albaugh LLC, Term Loan B, 30-day average SOFR + 3.75%, 90-day average SOFR + 3.75%, 9.063% - 9.076%, 4/6/2029	393,000	380,719
Altium Packaging LLC, Term Loan B, 30-day average SOFR + 2.75%, 8.191%, 2/3/2028	846,075	843,562
American Rock Salt Co. LLC, Term Loan, 6/9/2028 (b)	150,000	137,000
AMG Advanced Metallurgical Group N.V., Term Loan B, 30-day average SOFR + 3.5%, 8.941%, 11/30/2028	294,000	293,450
Arsenal AIC Parent LLC, Term Loan B, 30-day average SOFR + 3.75%, 9.071%, 8/18/2030	997,500	999,370
Aruba Investments Holdings LLC, Term Loan, 30-day average SOFR + 4.0%, 9.426%, 11/24/2027	703,963	701,324
Berlin Packaging LLC, Term Loan B5, 30-day average SOFR + 3.75%, 90-day average SOFR + 3.75%, 9.193% - 9.36%, 3/11/2028	439,875	439,294
Charter NEX U.S., Inc., Term Loan B, 30-day average SOFR + 3.5%, 8.826%, 12/1/2027	417,100	417,390
Chemours Co., Term Loan B, 30-day average SOFR + 3.5%, 8.826%, 8/18/2028	393,193	387,295
Clydesdale Acquisition Holdings, Inc., Term Loan B, 30-day average SOFR + 3.675%, 9.101%, 4/13/2029	496,723	496,775
GEON Performance Solutions LLC, Term Loan, 90-day average SOFR + 4.75%, 10.36%, 8/18/2028 (c)	223,848	224,127
Illuminate Buyer LLC, Term Loan B, 30-day average SOFR + 3.5%, 8.941%, 12/31/2029	368,980	369,415
INEOS Enterprises Holdings U.S. Finco LLC, First Lien Term Loan B, 90-day average SOFR + 3.75%, 9.193%, 7/8/2030	453,922	454,678

Ineos U.S. Finance LLC:
Term Loan B, 30-day average SOFR + 3.5%, 8.926%, 2/18/2030	322,101	319,920
Term Loan B, 30-day average SOFR + 3.75%, 9.176%, 11/8/2027	246,829	247,076
Innophos, Inc., Term Loan B, 30-day average SOFR + 3.25%, 8.691%, 2/5/2027	350,668	347,512
Jadex, Inc., Term Loan, 30-day average SOFR + 4.75%, 10.191%, 2/18/2028	386,761	368,813
LSF11 A5 Holdco LLC:
Term Loan, 30-day average SOFR + 3.5%, 8.941%, 10/15/2028	518,040	516,825
Term Loan B, 30-day average SOFR + 4.25%, 9.676%, 10/15/2028	99,500	99,699
Mauser Packaging Solutions Holding Co., Term Loan B, 30-day average SOFR + 4.0%, 9.328%, 8/14/2026	451,588	453,374
Nouryon Finance B.V., Term Loan B, 90-day average SOFR + 4.0%, 9.419%, 4/3/2028	1,253,055	1,255,405
Olympus Water U.S. Holding Corp., Term Loan B, 90-day average SOFR + 3.75%, 9.36%, 11/9/2028	149,618	149,651
Pretium Packaging LLC, Second Out Term Loan A1, 10/2/2028 (b)	200,000	178,000
Proampac PG Borrower LLC, Term Loan, 90-day average SOFR + 4.5%, 9.798% - 9.823%, 9/15/2028	485,030	486,364
Reynolds Group Holdings, Inc.:
Term Loan B2, 30-day average SOFR + 3.25%, 8.691%, 2/5/2026	364,168	365,306
Term Loan B, 30-day average SOFR + 3.25%, 8.691%, 9/24/2028	438,750	439,882
Starfruit Finco B.V, Term Loan B, 30-day average SOFR + 4.0%, 9.424%, 4/3/2028	248,750	249,139
TricorBraun Holdings, Inc., Term Loan, 30-day average SOFR + 3.25%, 8.691%, 3/3/2028	884,215	873,203
Trident TPI Holdings, Inc.:
Term Loan B3, 90-day average SOFR + 4.0%, 9.61%, 9/15/2028	430,391	430,391
Term Loan, 90-day average SOFR + 4.5%, 9.848%, 9/15/2028	199,000	199,381
Tronox Finance LLC, Term Loan B, 30-day average SOFR + 2.5%, 90-day average SOFR + 2.5%, 7.941% - 8.11%, 3/10/2028	281,646	281,439
U.S. Silica Co., Term Loan B, 30-day average SOFR + 4.75%, 10.176%, 3/25/2030	246,591	247,537
		13,653,316
Real Estate 1.1%
Iron Mountain, Inc., Term Loan B, 30-day average SOFR + 2.25%, 7.576%, 1/31/2031	1,450,000	1,443,663
Utilities 2.5%
Astoria Energy LLC, Term Loan B, 30-day average SOFR + 3.5%, 8.941%, 12/10/2027	362,471	362,798
Calpine Construction Finance Co. LP, Term Loan B, 30-day average SOFR + 2.25%, 7.571%, 7/31/2030	311,220	310,467
Edgewater Generation LLC, Term Loan, 30-day average SOFR + 3.75%, 9.191%, 12/13/2025	293,773	293,713
EFS Cogen Holdings I LLC, Term Loan B, 90-day average SOFR + 3.5%, 9.11%, 10/1/2027	768,753	769,233
ExGen Renewables IV LLC, Term Loan, 90-day average SOFR + 2.5%, 8.105%, 12/15/2027	374,077	373,142
Granite Generation LLC, Term Loan B, 30-day average SOFR + 3.75%, 9.191%, 11/9/2026	490,960	491,230
NGL Energy Partners LP, Term Loan B, 30-day average SOFR + 4.5%, 9.826%, 2/2/2031	500,000	502,345
Pacific Gas & Electric Co., Term Loan B1, 30-day average SOFR + 3.0%, 7.826%, 6/23/2027	100,000	100,219
		3,203,147
Total Loan Participations and Assignments (Cost $113,444,632)		113,661,579

Corporate Bonds 1.6%
Communication Services 0.4%
Clear Channel Outdoor Holdings, Inc., 144A, 5.125%, 8/15/2027	500,000	467,520

Consumer Discretionary 0.3%
SRS Distribution, Inc., 144A, 6.0%, 12/1/2029	200,000	186,201
Travel & Leisure Co., 144A, 6.625%, 7/31/2026	270,000	272,862
		459,063
Financials 0.2%
Acrisure LLC, 144A, 6.0%, 8/1/2029	300,000	270,092
Industrials 0.7%
American Airlines, Inc., 144A, 5.5%, 4/20/2026	300,000	297,250
Prime Security Services Borrower LLC:
144A, 5.25%, 4/15/2024	7,000	6,985
144A, 6.25%, 1/15/2028	308,000	303,898
TK Elevator U.S. Newco, Inc., 144A, 5.25%, 7/15/2027	250,000	240,137
		848,270
Total Corporate Bonds (Cost $2,085,607)		2,044,945

	Shares	Value ($)

Common Stocks 0.0%
Communication Services
iHeartMedia, Inc. “A”*	1,111	3,078
Windstream Holdings, Inc.* (d)	551	5,923
Total Common Stocks (Cost $25,508)		9,001

Warrants 0.0%
Communication Services
iHeartMedia, Inc., Expiration Date 5/1/2039* (Cost $151,344)	8,350	19,831

Exchange-Traded Funds 0.2%
Janus Henderson B-BBB CLO ETF	2,795	135,487
Panagram BBB-B CLO ETF	5,075	135,452
Total Exchange-Traded Funds (Cost $270,336)		270,939

Cash Equivalents 4.2%
DWS Central Cash Management Government Fund, 5.35% (e) (Cost $5,311,868)	5,311,868	5,311,868

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $121,289,295)	95.4	121,318,163
Other Assets and Liabilities, Net	4.6	5,852,675
Net Assets	100.0	127,170,838
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 29, 2024 are as follows:
Value ($) at 5/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/29/2024	Value ($) at 2/29/2024
Exchange-Traded Funds 0.0%
Xtrackers USD High Yield Corporate Bond ETF (f)
592,284	—	617,357	(76,108)	101,181	27,719	—	—	—
Cash Equivalents 4.2%
DWS Central Cash Management Government Fund, 5.35% (e)
155,553	66,354,395	61,198,080	—	—	263,275	—	5,311,868	5,311,868
747,837	66,354,395	61,815,437	(76,108)	101,181	290,994	—	5,311,868	5,311,868

*	Non-income producing security.
(a)
Senior loans in the Fund's portfolio generally are subject to mandatory and/or optional payment. As a result, the actual remaining maturity of senior loans in the Fund's portfolio may be substantially less than the stated maturities shown in this report. Senior loans pay interest at a rate which may be fixed or may vary based on a published reference rate and spread and are shown at their current rate as of February 29, 2024. Senior loans with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(b)	All or a portion of the security represents unsettled loan commitments at February 29, 2024 where the rate will be determined at the time of settlement.
(c)	Investment was valued using significant unobservable inputs.
(d)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of
1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Windstream Holdings, Inc.	6/9/23	5,510	5,923	0.0

(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Affiliated fund managed by DBX Advisors LLC.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
SOFR: Secured Overnight Financing Rate
LIBOR: London Interbank Offered Rate, a common benchmark rate previously used for certain floating rate securities, has been phased out as of the end of 2021 for most maturities and currencies. As of the end of June 2023, certain remaining widely used US Dollar LIBOR rates that were published for an additional period of time to assist with the transition were also phased out. In addition, to aid in the transition, the Financial Conduct Authority in the United Kingdom, LIBOR's regulator, has required the continued publishing of  certain “synthetic” US Dollar LIBOR rates for a period of 15 months after June 30, 2023 for use in certain cases. The transition process from LIBOR to Secure Overnight Financing Rate (SOFR) for US Dollar LIBOR rates has become increasingly well defined, especially following the signing of the federal Adjustable Interest Rate Act in March 2022, and the adoption of implementing regulations in December 2022, which replaced LIBOR-based benchmark rates in instruments with no, or insufficient, alternative rate-setting provisions with a SOFR-based rate following the cessation of LIBOR. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of the Fund’s investments.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Loan Participations and Assignments (a)	$—	$112,700,577	$961,002	$113,661,579
Corporate Bonds (a)	—	2,044,945	—	2,044,945
Common Stocks
Communication Services	3,078	5,923	—	9,001
Warrants	—	19,831	—	19,831
Exchange-Traded Funds	270,939	—	—	270,939
Short-Term Investments	5,311,868	—	—	5,311,868
Total	$5,585,885	$114,771,276	$961,002	$121,318,163
During the period ended February 29, 2024, the amount of transfers between Level 2 and Level 3 was $222,840. The investments were transferred from Level 2 to Level 3 due to the lack of observable market data due to a decrease in market activity.

Transfers between price levels are recognized at the beginning of the reporting period.

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DFRF-PH3
R-080548-2 (1/25)